Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Equipment | Minimum
Property, Plant and Equipment [Line Items]
,Useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
,Useful life	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
,Useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
,Useful life	7 years
Automobiles | Minimum
Property, Plant and Equipment [Line Items]
,Useful life	3 years
Automobiles | Maximum
Property, Plant and Equipment [Line Items]
,Useful life	5 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
,Useful life	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
,Useful life	5 years
Buildings
Property, Plant and Equipment [Line Items]
,Useful life	40 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
,Useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
,Useful life	15 years